SCHEDULE OF SALES AND MARKETING EXPENSES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 209	₪ 667	₪ 1,388	₪ 3,279
Sale and marketing	3,704	11,815	10,318	9,434
Sales and marketing [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses	1,997	6,372	5,261	4,913
Share-based compensation	19	60	144	321
Advertising	1,431	4,562	4,270	3,550
Depreciation	90	287	286	210
Office rent and maintenance				211
Other	$ 167	₪ 534	₪ 357	₪ 229